UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

(a)

Manzil Russell Halal USA Broad Market ETF Ticker: MNZL Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://manzilfunds.com/

This annual shareholder report contains important information about the Manzil Russell Halal USA Broad Market ETF (the “Fund”) for the period of November 18, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://manzilfunds.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$30	0.40%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
Since Inception (11/18/2025)
Manzil Russell Halal USA Broad Market ETF - NAV	16.91%
Russell IdealRatings Manzil Halal USA Broad Market Custom Index	16.99%
Solactive GBS United States 1000 Index (Net Total Return)	13.84%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://manzilfunds.com/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

The Fund’s return for the Period was 16.91% (NAV) while, the Fund’s underlying index, the Russell Ideal Ratings Manzil Halal USA Broad Market Custom Index (the "Index"), returned 16.99%. The difference of approximately 0.08% is attributable to Fund operating expenses and portfolio transaction costs.

From the Period, U.S. large- and mid-capitalization equities, particularly within the semiconductor and AI infrastructure sectors, experienced significant growth. This occurred against a backdrop of persistent inflation, which remained above the Federal Reserve’s 2% target throughout the Period, and evolving monetary policy.

Annual Shareholder Report: July 31, 2026

Manzil Russell Halal USA Broad Market ETF Ticker: MNZL Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://manzilfunds.com/
Due to the exclusion of interest-based financial companies under our Shariah-compliance screening, the Index maintains a higher allocation to the Technology sector. This structural positioning enabled the Fund to capture more of the growth in AI infrastructure and semiconductor stocks compared to the broader Solactive GBS United States 1000 Index.

Contributors
•Broadcom Inc., Micron Technology, Inc., and Advanced Micro Devices, Inc.: Following an AI-related industry product announcement on November 24, 2025, shares of Broadcom Inc., Micron Technology, Inc., and Advanced Micro Devices, Inc. rallied.

Detractors
•Tesla, Inc.: Shares declined, following the release of second-quarter 2026 earnings.
•Semiconductor sector holdings: The Fund's exposure to semiconductor stocks detracted from performance in July 2026, as the sector faced a broader decline in technology-sector share prices.

KEY FUND STATISTICS (as of Period End)
Net Assets	$24,462,439	Portfolio Turnover Rate*	11%
# of Portfolio Holdings	489	Fund Advisory Fees Paid	$26,127
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	47.1%
Health Care	15.8%
Industrials	12.7%
Consumer Discretionary	9.5%
Materials	4.1%
Consumer Staples	3.7%
Energy	2.6%
Real Estate	2.4%
Communication Services	1.4%
Utilities	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	15.8%
Broadcom, Inc.	6.4%
Eli Lilly & Co.	3.3%
Micron Technology, Inc.	3.3%
Tesla, Inc.	3.2%
Advanced Micro Devices, Inc.	2.7%
Johnson & Johnson	2.2%
Applied Materials, Inc.	1.4%
Lam Research Corp.	1.3%
Procter & Gamble Co.	1.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://manzilfunds.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2026

(b) Not applicable.
Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 7/31/2026
(a) Audit Fees	$7,250
(b) Audit-Related Fees	N/A
(c)Tax Fees	$1,250
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 1.4%
Advertising - 0.4%
AppLovin Corp. - Class A (a)	210	$83,139
Trade Desk, Inc. - Class A (a)	378	6,819
		89,958
Alternative Carriers - 0.2%
Globalstar, Inc. (a)	44	3,669
Space Exploration Technologies Corp. - Class A (a)	438	47,466
		51,135
Cable & Satellite - 0.0% (b)
Liberty Broadband Corp. - Class A (a)	12	409
Liberty Broadband Corp. - Class C (a)	84	2,859
		3,268
Integrated Telecommunication Services - 0.6%
AT&T, Inc.	6,008	139,686

Interactive Home Entertainment - 0.1%
ROBLOX Corp. - Class A (a)	512	18,227

Interactive Media & Services - 0.1%
People, Inc. (a)	43	1,787
Pinterest, Inc. - Class A (a)	504	12,101
Reddit, Inc. - Class A (a)	110	15,474
		29,362
Movies & Entertainment - 0.0% (b)
Liberty Live Holdings, Inc. - Class A (a)	4	379
Liberty Live Holdings, Inc. - Class C (a)	43	4,240
		4,619
Total Communication Services		336,255

Consumer Discretionary - 9.5%
Apparel Retail - 1.0%
Burlington Stores, Inc. (a)	46	16,950
Gap, Inc.	210	4,219
Ross Stores, Inc.	281	70,551
TJX Cos., Inc.	986	155,137
		246,857
Apparel, Accessories & Luxury Goods - 0.2%
Amer Sports, Inc. (a)	126	4,474
Columbia Sportswear Co.	43	2,553
Lululemon Athletica, Inc. (a)	84	9,985
PVH Corp.	43	3,727
Ralph Lauren Corp.	32	12,171
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Tapestry, Inc.	170	$25,903
		58,813
Automobile Manufacturers - 3.2%
Rivian Automotive, Inc. - Class A (a)	593	9,025
Tesla, Inc. (a)	2,507	780,204
Thor Industries, Inc.	43	3,224
		792,453
Automotive Parts & Equipment - 0.1%
BorgWarner, Inc.	168	10,708
Gentex Corp.	168	3,924
Lear Corp.	43	5,618
		20,250
Automotive Retail - 0.6%
AutoZone, Inc. (a)	14	42,228
Carvana Co. (a)	640	39,910
O'Reilly Automotive, Inc. (a)	718	64,153
		146,291
Broadline Retail - 0.3%
Coupang, Inc. (a)	1,135	18,557
Dillard's, Inc. - Class A	1	589
eBay, Inc.	381	43,438
Macy's, Inc.	210	5,212
Ollie's Bargain Outlet Holdings, Inc. (a)	43	3,159
		70,955
Consumer Electronics - 0.2%
Garmin Ltd.	136	39,954

Distributors - 0.1%
Genuine Parts Co.	126	15,671
LKQ Corp.	210	4,714
Pool Corp.	21	3,900
		24,285
Education Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	43	3,205
Duolingo, Inc. (a)	43	5,797
Grand Canyon Education, Inc. (a)	44	6,395
		15,397
Footwear - 0.3%
Birkenstock Holding PLC (a)	43	1,665
Crocs, Inc. (a)	43	5,504
Deckers Outdoor Corp. (a)	126	12,207
NIKE, Inc. - Class B	1,010	42,127
On Holding AG - Class A (a)	174	6,306
		67,809
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Home Furnishings - 0.0% (b)
Mohawk Industries, Inc. (a)	43	$5,293

Home Improvement Retail - 1.6%
Floor & Decor Holdings, Inc. - Class A (a)	84	4,836
Home Depot, Inc.	866	287,477
Lowe's Cos., Inc.	490	101,827
		394,140
Homebuilding - 0.4%
DR Horton, Inc.	213	30,472
Lennar Corp. - Class A	168	13,835
Lennar Corp. - Class B	7	565
NVR, Inc. (a)	2	12,294
PulteGroup, Inc.	168	21,247
Toll Brothers, Inc.	84	12,254
		90,667
Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	101	23,095

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International, Inc. - Class A	190	70,838
Viking Holdings Ltd. (a)	131	13,670
		84,508
Household Appliances - 0.1%
SharkNinja, Inc. (a)	84	13,589

Leisure Facilities - 0.0% (b)
Planet Fitness, Inc. - Class A (a)	84	4,696

Leisure Products - 0.0% (b)
YETI Holdings, Inc. (a)	84	4,111

Other Specialty Retail - 0.2%
Chewy, Inc. - Class A (a)	168	3,797
Dick's Sporting Goods, Inc.	46	9,012
Five Below, Inc. (a)	47	10,205
Tractor Supply Co.	462	14,216
Ulta Beauty, Inc. (a)	32	16,410
		53,640
Restaurants - 0.6%
Cava Group, Inc. (a)	84	5,479
Chipotle Mexican Grill, Inc. (a)	1,134	42,207
Dutch Bros, Inc. - Class A (a)	89	5,859
Starbucks Corp.	971	102,198
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Wingstop, Inc.	16	$2,072
		157,815
Specialized Consumer Services - 0.1%
H&R Block, Inc.	89	3,919
Service Corp. International	126	10,860
		14,779
Total Consumer Discretionary		2,329,397

Consumer Staples - 3.7%
Agricultural Products & Services - 0.2%
Archer-Daniels-Midland Co.	420	33,294
Bunge Global SA	131	13,916
		47,210
Consumer Staples Merchandise Retail - 0.1%
Dollar Tree, Inc. (a)	168	21,371

Food Retail - 0.0% (b)
Maplebear, Inc. (a)	126	5,620

Household Products - 1.7%
Church & Dwight Co., Inc.	210	20,750
Clorox Co.	89	8,502
Colgate-Palmolive Co.	678	61,901
Kimberly-Clark Corp.	294	32,137
Procter & Gamble Co.	2,053	296,638
Reynolds Consumer Products, Inc.	43	1,073
		421,001
Packaged Foods & Meats - 0.5%
Freshpet, Inc. (a)	43	2,560
Hershey Co.	126	22,056
Kraft Heinz Co.	714	18,457
McCormick & Co., Inc.	210	10,689
Mondelez International, Inc. - Class A	1,084	67,544
		121,306
Personal Care Products - 0.2%
elf Beauty, Inc. (a)	43	3,564
Estee Lauder Cos., Inc. - Class A	210	17,619
Kenvue, Inc.	1,596	30,707
		51,890
Soft Drinks & Non-alcoholic Beverages - 1.0%
Celsius Holdings, Inc. (a)	126	3,680
Coca-Cola Consolidated, Inc.	45	8,456
Monster Beverage Corp. (a)	592	57,057
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
PepsiCo, Inc.	1,239	$172,915
		242,108
Total Consumer Staples		910,506

Energy - 2.6%
Integrated Oil & Gas - 0.1%
Occidental Petroleum Corp.	593	33,843

Oil & Gas Equipment & Services - 0.7%
Baker Hughes Co.	845	51,114
Halliburton Co.	714	23,027
NOV, Inc.	294	5,712
SLB Ltd.	1,302	64,566
TechnipFMC PLC	336	24,078
Weatherford International PLC	47	4,126
		172,623
Oil & Gas Exploration & Production - 1.4%
Antero Resources Corp. (a)	252	9,107
APA Corp.	294	10,972
ConocoPhillips	1,085	130,721
Devon Energy Corp.	947	42,738
EOG Resources, Inc.	465	69,141
Expand Energy Corp.	185	17,396
Matador Resources Co.	88	4,390
Ovintiv, Inc.	218	13,616
Range Resources Corp.	210	8,429
Texas Pacific Land Corp.	56	22,545
		329,055
Oil & Gas Refining & Marketing - 0.3%
HF Sinclair Corp.	126	11,525
Phillips 66	339	71,760
		83,285
Oil & Gas Storage & Transportation - 0.1%
DT Midstream, Inc.	85	11,730
Total Energy		630,536

Financials - 0.0% (b)
Asset Management & Custody Banks - 0.0% (b)
Galaxy Digital, Inc. - Class A (a)	138	2,899

Health Care - 15.8%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	110	22,607
Ascendis Pharma AS (a)	50	12,195
Biogen, Inc. (a)	126	25,572
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
BioMarin Pharmaceutical, Inc. (a)	168	$10,083
Caris Life Sciences, Inc. (a)	51	799
Exelixis, Inc. (a)	210	11,136
Gilead Sciences, Inc.	1,058	137,762
Halozyme Therapeutics, Inc. (a)	88	7,263
Incyte Corp. (a)	129	15,418
Insmed, Inc. (a)	171	16,861
Ionis Pharmaceuticals, Inc. (a)	194	10,043
Madrigal Pharmaceuticals, Inc. (a)	12	5,608
Natera, Inc. (a)	110	29,454
Neurocrine Biosciences, Inc. (a)	84	14,011
Regeneron Pharmaceuticals, Inc.	85	64,824
Summit Therapeutics, Inc. (a)	84	1,094
United Therapeutics Corp. (a)	36	18,638
Vertex Pharmaceuticals, Inc. (a)	216	103,054
		506,422
Health Care Distributors - 0.8%
Cardinal Health, Inc.	210	48,306
Cencora, Inc.	161	50,126
Henry Schein, Inc. (a)	84	7,203
McKesson Corp.	110	94,181
		199,816
Health Care Equipment - 3.2%
Abbott Laboratories	1,522	160,875
Becton Dickinson & Co.	252	41,736
Boston Scientific Corp. (a)	1,264	59,067
Dexcom, Inc. (a)	336	28,039
Edwards Lifesciences Corp. (a)	517	44,498
Envista Holdings Corp. (a)	126	3,441
GE HealthCare Technologies, Inc.	382	25,984
Globus Medical, Inc. - Class A (a)	87	6,855
IDEXX Laboratories, Inc. (a)	66	36,899
Insulet Corp. (a)	47	7,771
Intuitive Surgical, Inc. (a)	311	109,886
Medtronic PLC	1,097	93,673
Penumbra, Inc. (a)	20	6,424
ResMed, Inc.	126	26,583
STERIS PLC	84	19,186
Stryker Corp.	295	96,081
Zimmer Biomet Holdings, Inc.	169	15,874
		782,872
Health Care Facilities - 0.1%
Encompass Health Corp.	84	9,330
Ensign Group, Inc.	44	7,839
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Universal Health Services, Inc. - Class B	43	$7,243
		24,412
Health Care Services - 0.2%
Chemed Corp.	3	1,597
Guardant Health, Inc. (a)	93	15,065
Labcorp Holdings, Inc.	64	19,789
Quest Diagnostics, Inc.	87	20,272
		56,723
Health Care Supplies - 0.2%
Align Technology, Inc. (a)	47	7,951
Cooper Cos., Inc. (a)	168	12,150
Medline, Inc. (a)	326	12,805
		32,906
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	252	34,869
Avantor, Inc. (a)	546	7,524
Bio-Rad Laboratories, Inc. - Class A (a)	6	1,953
Bio-Techne Corp.	126	9,083
Bruker Corp.	84	5,279
Charles River Laboratories International, Inc. (a)	43	9,998
Danaher Corp.	546	106,459
Illumina, Inc. (a)	128	26,253
Medpace Holdings, Inc. (a)	17	9,811
Mettler-Toledo International, Inc. (a)	14	19,828
QIAGEN NV	170	7,038
Repligen Corp. (a)	43	6,063
Revvity, Inc.	87	9,789
Tempus AI, Inc. - Class A (a)	84	3,685
Thermo Fisher Scientific, Inc.	314	180,330
Waters Corp. (a)	86	32,449
West Pharmaceutical Services, Inc.	54	18,412
		488,823
Pharmaceuticals - 7.2%
Axsome Therapeutics, Inc. (a)	29	6,322
Corcept Therapeutics, Inc. (a)	84	9,617
Eli Lilly & Co.	695	798,444
Johnson & Johnson	2,132	546,538
Merck & Co., Inc.	2,190	285,138
Pfizer, Inc.	4,919	123,024
		1,769,083
Total Health Care		3,861,057

The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Industrials - 12.7%
Aerospace & Defense - 0.2%
FTAI Aviation Ltd.	85	$17,510
Loar Holdings, Inc. (a)	43	2,943
Rocket Lab Corp. (a)	421	27,344
		47,797
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	46	4,699
Toro Co.	84	7,717
		12,416
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	88	13,000
Expeditors International of Washington, Inc.	131	21,994
FedEx Corp.	189	58,099
GXO Logistics, Inc. (a)	84	4,213
United Parcel Service, Inc. - Class B	630	65,659
		162,965
Building Products - 1.3%
A O Smith Corp.	84	5,051
AAON, Inc.	47	4,186
Advanced Drainage Systems, Inc.	47	6,509
Allegion PLC	96	15,110
Armstrong World Industries, Inc.	43	7,510
Builders FirstSource, Inc. (a)	84	5,581
Carlisle Cos., Inc.	43	15,477
Carrier Global Corp.	672	41,536
Hayward Holdings, Inc. (a)	168	2,542
Johnson Controls International PLC	518	75,970
Lennox International, Inc.	26	10,813
Louisiana-Pacific Corp.	43	3,114
Masco Corp.	168	12,009
Modine Manufacturing Co. (a)	32	6,434
Simpson Manufacturing Co., Inc.	43	8,073
Trane Technologies PLC	194	88,260
Trex Co., Inc. (a)	84	3,642
		311,817
Cargo Ground Transportation - 0.4%
Fedex Freight Holding Co., Inc. (a)	94	13,210
JB Hunt Transport Services, Inc.	59	16,033
Knight-Swift Transportation Holdings, Inc.	126	8,761
Landstar System, Inc.	30	5,243
Old Dominion Freight Line, Inc.	146	30,972
Saia, Inc. (a)	24	8,343
Schneider National, Inc. - Class B	43	1,537
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
XPO, Inc. (a)	110	$22,107
		106,206
Construction & Engineering - 0.9%
AECOM	90	6,515
API Group Corp. (a)	294	11,666
Comfort Systems USA, Inc.	27	46,702
EMCOR Group, Inc.	32	25,518
Everus Construction Group, Inc. (a)	43	5,393
IES Holdings, Inc. (a)	6	4,467
MasTec, Inc. (a)	58	15,260
Primoris Services Corp.	33	2,786
Quanta Services, Inc.	128	85,422
Solv Energy, Inc. - Class A (a)	28	796
Sterling Infrastructure, Inc. (a)	20	11,935
Valmont Industries, Inc.	18	8,671
		225,131
Construction Machinery & Heavy Transportation Equipment - 0.7%
Cummins, Inc.	113	71,664
PACCAR, Inc.	435	57,716
Westinghouse Air Brake Technologies Corp.	152	44,211
		173,591
Data Processing & Outsourced Services - 0.0% (b)
Genpact Ltd.	126	4,431

Diversified Support Services - 0.4%
Cintas Corp.	294	60,161
Copart, Inc. (a)	756	22,015
RB Global, Inc.	168	18,436
		100,612
Electrical Components & Equipment - 1.1%
Acuity, Inc.	22	7,225
Emerson Electric Co.	475	71,164
Generac Holdings, Inc. (a)	45	8,870
Hubbell, Inc.	44	20,792
Nextpower, Inc. - Class A (a)	107	9,616
nVent Electric PLC	129	19,844
Powell Industries, Inc.	19	3,965
Rockwell Automation, Inc.	92	44,167
Vertiv Holdings Co. - Class A	336	81,168
Vicor Corp. (a)	16	3,318
		270,129
Environmental & Facilities Services - 0.7%
Clean Harbors, Inc. (a)	43	13,454
Republic Services, Inc.	170	35,793
Rollins, Inc.	252	9,568
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Tetra Tech, Inc.	210	$6,964
Veralto Corp.	210	19,776
Waste Management, Inc.	336	76,121
		161,676
Heavy Electrical Equipment - 1.1%
Bloom Energy Corp. - Class A (a)	222	45,690
Forgent Power Solutions, Inc. - Class A (a)	97	3,227
GE Vernova, Inc.	230	227,767
		276,684
Human Resource & Employment Services - 0.0% (b)
Paycom Software, Inc.	43	7,051
Robert Half, Inc.	84	3,175
		10,226
Industrial Conglomerates - 0.4%
3M Co.	462	81,441
DuPont de Nemours, Inc.	110	15,070
		96,511
Industrial Machinery & Supplies & Components - 1.4%
Donaldson Co., Inc.	87	8,199
Dover Corp.	105	21,485
Esab Corp.	43	3,721
Flowserve Corp.	126	9,575
Fortive Corp.	294	17,408
Gates Industrial Corp. Ltd. (a)	210	5,876
Graco, Inc.	130	10,319
IDEX Corp.	58	13,366
Illinois Tool Works, Inc.	252	72,311
Ingersoll Rand, Inc.	336	28,016
Lincoln Electric Holdings, Inc.	44	11,498
Middleby Corp. (a)	43	5,744
Midera Food Processing, Inc. (a)	43	2,062
Mueller Industries, Inc.	176	11,688
Nordson Corp.	44	13,102
Otis Worldwide Corp.	336	24,175
Pentair PLC	129	8,442
Snap-on, Inc.	44	18,058
SPX Technologies, Inc. (a)	28	6,149
Stanley Black & Decker, Inc.	126	11,917
Timken Co.	46	6,327
Watts Water Technologies, Inc. - Class A	18	6,224
Xylem, Inc.	210	24,564
		340,226
Marine Transportation - 0.0% (b)
Kirby Corp. (a)	43	5,639

The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Office Services & Supplies - 0.0% (b)
MSA Safety, Inc.	24	$4,567

Passenger Airlines - 0.4%
Delta Air Lines, Inc.	550	48,092
Southwest Airlines Co.	378	16,999
United Airlines Holdings, Inc. (a)	259	31,424
		96,515
Passenger Ground Transportation - 0.5%
Lyft, Inc. - Class A (a)	336	5,329
Uber Technologies, Inc. (a)	1,728	121,582
		126,911
Rail Transportation - 1.2%
CSX Corp.	1,604	80,842
Norfolk Southern Corp.	187	62,735
Union Pacific Corp.	511	149,278
		292,855
Research & Consulting Services - 0.1%
FTI Consulting, Inc. (a)	22	3,506
Jacobs Solutions, Inc.	88	11,874
UL Solutions, Inc.	56	5,132
		20,512
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	26	8,976
Core & Main, Inc. - Class A (a)	168	7,387
Fastenal Co.	973	46,422
Ferguson Enterprises, Inc.	168	39,367
MSC Industrial Direct Co., Inc. - Class A	43	5,306
QXO, Inc. (a)	1,046	13,912
SiteOne Landscape Supply, Inc. (a)	43	4,061
Sunbelt Rentals Holdings, Inc.	322	23,158
United Rentals, Inc.	53	57,201
Watsco, Inc.	31	9,588
WW Grainger, Inc.	33	45,613
		260,991
Total Industrials		3,108,408

Information Technology - 47.1% (c)
Application Software - 3.0%
Adobe, Inc. (a)	345	86,391
Appfolio, Inc. - Class A (a)	44	7,928
Atlassian Corp. - Class A (a)	130	13,132
Aurora Innovation, Inc. (a)	882	5,689
Autodesk, Inc. (a)	193	45,201
Bentley Systems, Inc. - Class B	126	4,465
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
BitMine Immersion Technologies, Inc.	438	$7,569
Cadence Design Systems, Inc. (a)	237	80,585
Datadog, Inc. - Class A (a)	270	72,352
Docusign, Inc. (a)	168	9,211
Dynatrace, Inc. (a)	252	11,169
Elastic NV (a)	84	5,526
Fair Isaac Corp. (a)	16	17,968
HubSpot, Inc. (a)	43	10,207
Klaviyo, Inc. - Class A (a)	114	2,034
Manhattan Associates, Inc. (a)	45	8,611
Nutanix, Inc. - Class A (a)	210	12,392
Pegasystems, Inc.	84	2,566
Procore Technologies, Inc. (a)	89	4,875
PTC, Inc. (a)	88	12,074
Roper Technologies, Inc.	85	33,317
SailPoint, Inc. (a)	43	721
Salesforce, Inc.	709	130,470
Strategy, Inc. - Class A (a)	304	28,357
Synopsys, Inc. (a)	154	59,869
Trimble, Inc. (a)	210	11,882
Tyler Technologies, Inc. (a)	48	14,861
Workday, Inc. - Class A (a)	171	27,418
Zoom Communications, Inc. - Class A (a)	201	19,310
		746,150
Communications Equipment - 1.1%
Applied Optoelectronics, Inc. (a)	59	5,565
Arista Networks, Inc. (a)	885	159,610
Ciena Corp. (a)	127	47,885
F5, Inc. (a)	45	18,116
Lumentum Holdings, Inc. (a)	57	40,695
Ubiquiti, Inc.	1	556
Viavi Solutions, Inc. (a)	156	5,764
		278,191
Electronic Components - 0.6%
Coherent Corp. (a)	143	37,593
Corning, Inc.	672	92,904
Littelfuse, Inc.	21	9,285
		139,782
Electronic Equipment & Instruments - 0.3%
Advanced Energy Industries, Inc.	23	6,659
Cognex Corp.	126	8,220
Keysight Technologies, Inc. (a)	139	44,352
Ralliant Corp.	84	5,491
Zebra Technologies Corp. - Class A (a)	43	12,635
		77,357
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Electronic Manufacturing Services - 0.3%
Fabrinet (a)	23	$10,015
Flex Ltd. (a)	300	34,125
IPG Photonics Corp. (a)	5	425
Jabil, Inc.	85	26,779
Sanmina Corp. (a)	31	5,752
		77,096
Internet Services & Infrastructure - 0.8%
Akamai Technologies, Inc. (a)	126	14,513
DigitalOcean Holdings, Inc. (a)	55	6,463
GoDaddy, Inc. - Class A (a)	126	10,425
MongoDB, Inc. (a)	61	20,586
Okta, Inc. (a)	130	18,451
Snowflake, Inc. - Class A (a)	296	86,811
Twilio, Inc. - Class A (a)	126	24,866
VeriSign, Inc.	64	18,561
		200,676
IT Consulting & Other Services - 0.1%
Amdocs Ltd.	84	4,680
EPAM Systems, Inc. (a)	43	4,539
Gartner, Inc. (a)	47	7,098
Kyndryl Holdings, Inc. (a)	210	2,846
		19,163
Semiconductor Materials & Equipment - 4.0%
Amkor Technology, Inc.	89	4,438
Applied Materials, Inc.	677	343,693
Enphase Energy, Inc. (a)	126	4,730
Entegris, Inc.	126	15,000
FormFactor, Inc. (a)	59	6,266
KLA Corp.	1,114	203,661
Lam Research Corp.	1,066	312,359
Onto Innovation, Inc. (a)	43	11,119
Qnity Electronics, Inc.	171	22,432
Teradyne, Inc.	133	48,903
		972,601
Semiconductors - 16.0%
Advanced Micro Devices, Inc. (a)	1,396	664,705
Allegro MicroSystems, Inc. (a)	84	3,486
Analog Devices, Inc.	421	154,680
Astera Labs, Inc. (a)	126	39,215
Broadcom, Inc.	3,997	1,555,952
Cirrus Logic, Inc. (a)	43	5,562
Credo Technology Group Holding Ltd. (a)	133	27,530
GLOBALFOUNDRIES, Inc.	84	4,199
Lattice Semiconductor Corp. (a)	126	15,658
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	61	$15,338
Marvell Technology, Inc.	736	138,044
Microchip Technology, Inc.	428	31,796
Micron Technology, Inc.	968	796,693
Monolithic Power Systems, Inc.	42	59,893
ON Semiconductor Corp. (a)	336	27,421
Qorvo, Inc. (a)	84	7,608
QUALCOMM, Inc.	898	132,554
Rambus, Inc. (a)	73	6,645
Semtech Corp. (a)	64	7,540
Texas Instruments, Inc.	774	213,423
		3,907,942
Systems Software - 3.3%
Crowdstrike Holdings, Inc. - Class A (a)	852	162,613
Fortinet, Inc. (a)	513	83,080
Gitlab, Inc. - Class A (a)	126	4,348
Oracle Corp.	1,476	191,688
Palo Alto Networks, Inc. (a)	693	229,958
Rubrik, Inc. - Class A (a)	126	9,118
SentinelOne, Inc. - Class A (a)	255	4,860
ServiceNow, Inc. (a)	888	98,772
UiPath, Inc. - Class A (a)	336	4,288
Zscaler, Inc. (a)	84	12,701
		801,426
Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	43	9,312
Avnet, Inc.	84	7,462
CDW Corp.	102	15,077
Ingram Micro Holding Corp.	32	903
TD SYNNEX Corp.	57	14,575
		47,329
Technology Hardware, Storage & Peripherals - 17.4%
Apple, Inc.	12,496	3,860,139
Everpure, Inc. - Class A (a)	257	19,833
HP, Inc.	798	21,761
IonQ, Inc. (a)	277	10,094
NetApp, Inc.	168	29,988
Sandisk Corp. (a)	126	153,069
Western Digital Corp.	283	154,190
		4,249,074
Total Information Technology		11,516,787

Materials - 4.1%
Aluminum - 0.1%
Alcoa Corp.	261	11,813
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Commodity Chemicals - 0.1%
Dow, Inc.	588	$17,811
Westlake Corp.	6	423
		18,234
Construction Materials - 0.5%
CRH PLC	597	56,721
Eagle Materials, Inc.	16	3,279
James Hardie Industries PLC (a)	126	3,313
Martin Marietta Materials, Inc.	53	27,832
Vulcan Materials Co.	105	28,200
		119,345
Copper - 0.1%
Southern Copper Corp.	90	16,376

Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	128	16,024
Corteva, Inc.	588	46,282
Mosaic Co.	252	5,574
		67,880
Gold Mining - 0.5%
Anglogold Ashanti PLC	424	33,632
Aura Minerals, Inc.	30	1,637
Coeur Mining, Inc.	763	11,376
Newmont Corp.	904	84,714
		131,359
Industrial Gases - 1.0%
Air Products and Chemicals, Inc.	186	54,850
Linde PLC	404	193,265
		248,115
Metal, Glass & Plastic Containers - 0.0% (b)
AptarGroup, Inc.	46	6,162

Paper & Plastic Packaging Products & Materials - 0.3%
Avery Dennison Corp.	48	8,147
International Paper Co.	428	17,475
Packaging Corp. of America	85	20,897
Smurfit Westrock PLC	427	19,629
		66,148
Silver - 0.0% (b)
Hecla Mining Co.	495	6,989

Specialty Chemicals - 0.8%
Albemarle Corp.	88	10,352
Ecolab, Inc.	211	58,580
Element Solutions, Inc.	168	6,171
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
International Flavors & Fragrances, Inc.	210	$16,636
NewMarket Corp.	8	6,801
PPG Industries, Inc.	174	19,231
RPM International, Inc.	90	9,636
Sherwin-Williams Co.	205	69,874
Solstice Advanced Materials, Inc.	126	7,582
		204,863
Steel - 0.4%
Nucor Corp.	184	47,341
Reliance, Inc.	44	17,868
Steel Dynamics, Inc.	129	32,413
		97,622
Total Materials		994,906

Real Estate - 0.3%
Real Estate Services - 0.3%
CBRE Group, Inc. - Class A (a)	252	36,996
CoStar Group, Inc. (a)	342	9,836
Jones Lang LaSalle, Inc. (a)	43	15,266
Total Real Estate		62,098

Utilities - 0.3%
Gas Utilities - 0.1%
Atmos Energy Corp.	129	22,289
National Fuel Gas Co.	84	6,914
		29,203
Multi-Utilities - 0.2%
Sempra	551	48,791

Renewable Electricity - 0.0% (b)
Brookfield Renewable Corp.	126	4,202
Total Utilities		82,196
TOTAL COMMON STOCKS (Cost $22,802,186)		23,835,045

REAL ESTATE INVESTMENT TRUSTS - 2.1%
Real Estate - 2.1%
Data Center REITs - 0.6%
Digital Realty Trust, Inc.	315	59,384
Equinix, Inc.	85	86,639
		146,023
Health Care REITs - 0.6%
American Healthcare REIT, Inc.	147	8,173
Janus Living, Inc.	34	1,027
Welltower, Inc.	607	142,305
		151,505
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares		Value
Industrial REITs - 0.5%
EastGroup Properties, Inc.	43		$8,987
Lineage, Inc.	43		1,822
Prologis, Inc.	800		115,688
Rexford Industrial Realty, Inc.	210		7,932
			134,429
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	126		23,387
Equity Residential	302		20,068
			43,455
Single-Family Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	168		10,932
Sun Communities, Inc.	89		10,989
			21,921
Timber REITs - 0.1%
Rayonier, Inc.	253		5,510
Weyerhaeuser Co.	588		14,718
			20,228
Total Real Estate			517,561
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $494,826)			517,561

RIGHTS - 0.0% (b)
Financials - 0.0% (b)
Asset Management & Custody Banks — 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(d)	54		—

Health Care - 0.0% (b)
Biotechnology — 0.0% (b)
Biogen, Inc., Expires 05/17/2027, Exercise Price $1.00 (a)(d)	58		—
TOTAL RIGHTS (Cost $0)			—

TOTAL INVESTMENTS - 99.6% (Cost $23,297,012)			$24,352,606
Other Assets in Excess of Liabilities - 0.4%		0.00449	109,833
TOTAL NET ASSETS - 100.0%			$24,462,439

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026

ASSETS:
Investments, at value (See Note 2)	$24,352,606
Cash	108,064
Dividends receivable	9,537
Dividend tax reclaims receivable	7
Total assets	24,470,214

LIABILITIES:
Payable to adviser (See Note 3)	7,775
Total liabilities	7,775
NET ASSETS	$24,462,439

NET ASSETS CONSIST OF:
Paid-in capital	$23,487,080
Total distributable earnings	975,359
Total net assets	$24,462,439

Net assets	$24,462,439
Shares issued and outstanding (unlimited shares authorized without par value)	420,000
Net asset value per share	$58.24

COST:
Investments, at cost	$23,297,012

The accompanying notes are an integral part of these financial statements.

1

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2026 (a)

INVESTMENT INCOME:
Dividend income	$62,710
Less: Dividend withholding taxes	(23)
Total investment income	62,687

EXPENSES:
Investment advisory fee (See Note 3)	26,127
Total expenses	26,127
NET INVESTMENT INCOME (LOSS)	36,560

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(116,407)
In-kind redemptions	142,644
Net realized gain (loss)	26,237

Net change in unrealized appreciation (depreciation) on:
Investments	1,055,594
Net change in unrealized appreciation (depreciation)	1,055,594
Net realized and unrealized gain (loss)	1,081,831
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,118,391

(a) Inception date of the Fund was November 18, 2025.

The accompanying notes are an integral part of these financial statements.

2

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended July 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$36,560
Net realized gain (loss)	26,237
Net change in unrealized appreciation (depreciation)	1,055,594
Net increase (decrease) in net assets from operations	1,118,391

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(590)
Total distributions to shareholders	(590)

CAPITAL TRANSACTIONS:
Shares sold	23,945,310
Shares redeemed	(600,672)
Net increase (decrease) in net assets from capital transactions	23,344,638

NET INCREASE (DECREASE) IN NET ASSETS	24,462,439

NET ASSETS:
Beginning of the period	—
End of the period	$24,462,439

SHARES TRANSACTIONS
Shares sold	430,000
Shares redeemed	(10,000)
Total increase (decrease) in shares outstanding	420,000

(a) Inception date of the Fund was November 18, 2025.

The accompanying notes are an integral part of these financial statements.

3

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

FINANCIAL HIGHLIGHTS

Period ended July 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$49.84

INVESTMENT OPERATIONS:
Net investment income (b)	0.22
Net realized and unrealized gain (loss) on investments (c)	8.20
Total from investment operations	8.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$58.24

TOTAL RETURN (d)	16.91%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,462
Ratio of expenses to average net assets (e)	0.40%
Ratio of net investment income (loss) to average net assets (e)	0.56%
Portfolio turnover rate (d)(f)	11%

(a)	Inception date of the Fund was November 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

4

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

NOTE 1 – ORGANIZATION

Manzil Russell Halal USA Broad Market ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on November 18, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to to track the total return performance, before fees and expenses, of the Russell IdealRatings Manzil Halal USA Broad Market Custom Index (the “Index”). See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the Nasdaq Stock Market (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2026, and the period covered by these Notes to Financial Statements is from November 18, 2025 to July 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”),

5

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

6

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Investments:
Common Stocks	$23,835,045	$—	$—	$23,835,045
Real Estate Investment Trusts	517,561	—	—	517,561
Rights	—	—	0(b)	0(b)
Total Investments	$24,352,606	$—	$ 0(b)	$24,352,606

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the Current Fiscal Period for the Fund.
(b) Represents less than $0.50.

During the Current Fiscal Period, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at the Current Fiscal Period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

7

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a Return of Capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

8

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, these reclassifications result in adjustments to distributable earnings and paid-in capital accounts. For the Current Fiscal Period, the following table shows the reclassifications made for the Fund:

Distributable Earnings	Paid-in Capital
$(142,442)	$142,442

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.40% to the Adviser monthly based on average daily net assets.

Manzil Investment Advisors, LLC (the “Sub-Adviser”), serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

9

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$2,153,611	$1,124,285

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$22,841,977	$599,788

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, were as follows:

Tax cost of Investments	$23,326,218
Gross tax unrealized appreciation	2,302,162
Gross tax unrealized depreciation	(1,275,774)
Net tax unrealized appreciation (depreciation)	$1,026,388
Undistributed ordinary income	35,970
Undistributed long-term gain	—
Total distributable earnings	35,970
Other accumulated gain (loss)	(86,999)
Total accumulated gain (loss)	$975,359

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period, the Fund did not defer any post-October capital or late-year losses.

For the Current Fiscal Period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(86,999)	$—

For the Current Fiscal Period, the Fund paid $23 in foreign withholding taxes.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period, was as follows:

Current Fiscal Period (a)
Ordinary Income
$590

(a)	Inception date of the Fund was November 18, 2025.

10

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Fund's financial statements.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Manzil Russell Halal USA Broad Market ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Manzil Russell Halal USA Broad Market ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of July 31, 2026, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period November 18, 2025 (commencement of operations) through July 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period November 18, 2025 (commencement of operations) through July 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 29, 2026

12

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2026